Taxation - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax Examination [Line Items]
Loss before income taxes	$ (14.2)	$ 159.0	$ (22.1)	$ 205.5
Bermuda
Income Tax Examination [Line Items]
Loss before income taxes	$ 15.4	$ 8.3	$ 30.0	$ 18.9